Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Millions		6 Months Ended		12 Months Ended
	Aug. 11, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 shares
Summary of Significant Accounting Policies (Details) [Line Items]
Number of operating segments		1		1
Working capital deficit (in Dollars)		$ 9.7		$ 7.8
Unrestricted cash available to fund future operations (in Dollars)		1.3		0.9
Restricted cash (in Dollars)		$ 0.5
Minimum bid price per share (in Dollars per share) | $ / shares		$ 1
Minimum stockholders equity required for listing on nasdaq capital market (in Dollars)		$ 2.5
Compliance period		180 days
Allowance for doubtful accounts (in Dollars)		$ 0.1		$ 0.4
Convertible, number of shares		1,394,251
Conversion price (in Dollars per share) | $ / shares		$ 0.5		$ 4.6
Issuance of common stock upon vesting of restricted stock units, shares (in Shares) | shares				23,764	22,913
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and Equipment, Useful Life				3 years
Conversion price (in Dollars per share) | $ / shares		1.2
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and Equipment, Useful Life				7 years
Conversion price (in Dollars per share) | $ / shares		$ 4.75
One Other Government Customer [Member] | Total Revenues [Member] | Revenue from Rights Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customer		2	2
Two Government Client [Member] | Total Revenues [Member] | Revenue from Rights Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage		27.00%
Two Government Client [Member] | Account Receivable [Member] | Revenue from Rights Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customer		2		2
Concentration risk percentage		10.00%		33.00%
One Government Client [Member] | Total Revenues [Member] | Revenue from Rights Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage			26.00%
Subsequent Event [Member] | Common Stock [Member] | Senior Convertible Notes [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issuance of common stock upon vesting of restricted stock units, shares (in Shares) | shares	2,587
Common Stock issued in connection with the conversion, shares (in Shares) | shares	141
Senior Convertible Notes [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Principal amount (in Dollars)	$ 0.4
Convertible, number of shares	800,000
Conversion price (in Dollars per share) | $ / shares	$ 0.5
Ample Exchangeable Share [Member] | Subsequent Event [Member] | Senior Convertible Notes [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Conversion of stock, shares converted (in Shares) | shares	2,820
Software and Software Development Costs [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and Equipment, Useful Life				2 years
Software and Software Development Costs [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and Equipment, Useful Life				5 years